UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2719

DWS U.S. Government Securities Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31/07

Date of reporting period: 07/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2007 (Unaudited)

DWS U.S. Government Securities Fund

	Principal Amount ($)	Value ($)

Agencies Backed by the Full Faith and Credit of the US Government 86.4%
Government National Mortgage Association:
5.0%, with various maturities from 2/15/2033 until 7/20/2037 (e) (f)	411,736,425	391,159,004
5.5%, with various maturities from 12/15/2028 until 3/15/2037 (a) (e)	750,578,549	731,937,366
6.0%, with various maturities from 11/15/2014 until 1/20/2037 (e)	462,512,168	462,624,704
6.5%, with various maturities from 7/15/2008 until 3/15/2037	204,897,116	208,877,780
7.0%, with various maturities from 1/15/2008 until 10/15/2036	32,113,607	33,338,219
7.5%, with various maturities from 5/15/2009 until 1/15/2037	37,173,687	38,959,976
9.0%, with various maturities from 9/15/2017 until 7/15/2030	2,563,490	2,789,091
9.5%, with various maturities from 6/15/2009 until 5/15/2025	3,567,360	3,945,790
10.0%, with various maturities from 11/15/2009 until 8/15/2022	2,154,836	2,419,962
10.5%, with various maturities from 9/15/2015 until 12/15/2021	1,209,313	1,375,319

11.0%, 4/20/2019	3,084	3,554

Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $1,909,943,605)		1,877,430,765
Agencies Not Backed by the Full Faith and Credit of the US Government 10.6%
Federal Home Loan Mortgage Corp.:
4.5%, 4/1/2019	23,090	22,075
5.0%, with various maturities from 1/1/2019 until 9/1/2035	76,031,507	71,580,304
5.5%, with various maturities from 3/1/2033 until 4/1/2033	2,823,893	2,743,021
5.729% *, 4/1/2037	9,998,716	9,999,026
5.771% *, 10/1/2036	22,920,508	22,968,205
5.813% *, 1/1/2037	19,889,848	19,942,038
5.882% *, 11/1/2036	11,153,979	11,197,580
5.884% *, 9/1/2036	11,178,851	11,217,977
6.5%, with various maturities from 9/1/2032 until 7/1/2035	3,522,526	3,570,266
7.0%, with various maturities from 10/1/2030 until 9/1/2032	1,130,661	1,173,461
7.5%, with various maturities from 6/1/2027 until 1/1/2033	2,382,375	2,508,334
8.0%, with various maturities from 2/1/2017 until 7/1/2030	34,153	35,701
8.5%, with various maturities from 12/1/2016 until 7/1/2030	12,021	12,781
10.25%, 3/1/2016	52,130	53,658
Federal National Mortgage Association:
5.5%, with various maturities from 5/1/2025 until 11/1/2034	57,497,175	55,799,290
5.862% *, 1/1/2037	8,912,091	8,920,388
6.0%, 8/1/2035	2,633,242	2,596,726
6.5%, 7/1/2035	134,500	135,514
7.0%, with various maturities from 10/1/2033 until 11/1/2034	6,408,679	6,641,172
8.0%, with various maturities from 12/1/2008 until 12/1/2024	200,640	211,647
8.5%, with various maturities from 7/1/2030 until 9/1/2030	13,912	14,850
9.0%, with various maturities from 12/1/2016 until 4/1/2030	36,906	39,796
11.5%, 5/1/2018	2,766	2,862

Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $237,581,145)		231,386,672
Collateralized Mortgage Obligations 10.6%
Fannie Mae Whole Loan, "3A", Series 2004-W8, 7.5%, 6/25/2044	4,029,666	4,219,270
Federal Home Loan Mortgage Corp.:
"GZ", Series 2906, 5.0%, 9/15/2034	11,375,744	9,636,519
"FA", Series 2981, 5.72% *, 5/15/2035	2,469,890	2,444,187
"JF", Series 2704, 5.87% *, 5/15/2023	15,182,162	15,300,474
Federal National Mortgage Association:
"1", Series 17, Principal Only, Zero Coupon, 5/1/2017	2,302	2,004
"FC", Series 2005-58, 5.57% *, 7/25/2035	39,486,055	39,393,745
"F", Series 2004-29, 5.72% *, 5/25/2034	873,780	863,633
Government National Mortgage Association:
"1", Series 1, Principal Only, Zero Coupon, 7/20/2034	7,286,584	5,227,781
"JO", Series 2006-22, Principal Only, Zero Coupon, 4/20/2036	9,326,943	6,812,263
"PO", Series 2006-25, Principal Only, Zero Coupon, 5/20/2036	4,001,778	2,921,993
"AO", Series 2006-58, Principal Only, Zero Coupon, 10/16/2036	5,795,311	4,322,005
"PO", Series 2006-60, Principal Only, Zero Coupon, 11/20/2036	2,238,855	1,647,833
"AD", Series 2005-41, 4.5%, 5/20/2035	6,266,484	5,802,173
"A", Series 2005-80, 5.0%, 10/20/2031	13,728,072	13,452,561
"GD", Series 2004-26, 5.0%, 11/16/2032	20,000,000	18,900,938
"LG", Series 2003- 70, 5.0%, 8/20/2033	1,000,000	897,657
"KE", Series 2004-19, 5.0%, 3/16/2034	4,500,000	3,988,899
"PH", Series 2004-80, 5.0%, 7/20/2034	8,002,000	7,337,347
"LE", Series 2004-87, 5.0%, 10/20/2034	6,741,000	6,081,916
"ZB", Series 2005-15, 5.0%, 2/16/2035	10,153,382	8,648,226
"Z", Series 2005-21, 5.0%, 3/20/2035	10,090,274	8,442,466

	"CK", Series 2007-31, 5.0%, 5/16/2037	7,412,000	6,891,389
	"TZ", Series 2003-85, 5.5%, 10/20/2033	18,427,220	16,653,050
	"PC", Series 2007-2, 5.5%, 6/20/2035	10,000,000	9,717,635
	"B", Series 2005-88, 5.5%, 11/20/2035	11,000,000	10,382,362
	"PD", Series 2005-91, 5.5%, 12/20/2035	5,000,000	4,656,439
	"ZA", Series 2007-30, 5.5%, 5/16/2037	5,045,938	4,506,486
	"FG", Series 2002-76, 5.72% *, 10/16/2029	2,430,256	2,446,134
	"BZ", Series 2004-46, 6.0%, 6/20/2034	2,405,328	2,362,001
	"ZB", Series 1998-21, 6.5%, 9/20/2028	3,557,106	3,638,922
	"IO", Series 2006-61, Interest Only, 6.5%, 11/20/2036	13,850,445	3,607,029

Total Collateralized Mortgage Obligations (Cost $232,191,350)			231,205,337
	US Treasury Obligations 0.1%
US Treasury Bill, 4.815% **, 10/18/2007 (b) (Cost $1,370,551)		1,385,000	1,370,663
		Contracts	Value ($)

	Options Purchased 0.0%
Call Swaption 0.0%
3 Month LIBOR, 6.08% fixed rate, Expiring 6/22/2012, Strike Rate, 6.08%		19,425,000	449,127
Put Swaption 0.0%
3 Month LIBOR, 6.08% fixed rate, Expiring 6/22/2012, Strike Rate, 6.08%		19,425,000	616,616

Total Options Purchased (Cost $920,745)			1,065,743
		Shares	Value ($)

	Securities Lending Collateral 2.3%
Daily Assets Fund Institutional, 5.36% (c) (d) (Cost $49,902,938)		49,902,938	49,902,938
	Cash Equivalents 6.1%
Cash Management QP Trust, 5.35% (c) (Cost $131,659,524)		131,659,524	131,659,524
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,563,569,858)		116.1	2,524,021,642
Other Assets and Liabilities, Net		(16.1)	(350,183,029)

Net Assets		100.0	2,173,838,613

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury Bill rate. These securities are shown at their current rate as of July 31, 2007.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2007 amounted to $48,697,629 which is 2.2% of net assets.
(b)	At July 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Mortgage dollar rolls included.
(f)	When issued or forward delivery pools included.

LIBOR: Represents the London InterBank Offered Rate.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
At July 31, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)		Unrealized Appreciation ($)

10 Year US Treasury Note	9/19/2007	674	71,774,205	72,402,347		628,142
5 Year US Treasury Note	9/28/2007	216	22,488,282	22,781,250		292,968
Total unrealized appreciation						921,110

At July 31, 2007, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)		Unrealized Depreciation ($)

10 Year Interest Rate Swap	9/17/2007	1,428	146,734,503	148,088,070		(1,353,567)
10 Year US Treasury Note	9/19/2007	275	29,152,602	29,541,017		(388,415)
Total unrealized depreciation						(1,741,982)

At July 31, 2007, written option contracts were as follows:

Written Options			Number of Contracts	Expiration Date	Strike Rate (%)	Value ($)

Call Swaption

3 Month LIBOR, 6.3% fixed rate			3,885,000	9/22/2007	6.3	(752)
Put Swaption

3 Month LIBOR, 5.3% fixed rate			3,885,000	9/22/2007	5.3	(18,309)

Total Written Options (Premiums received $11,655)						(19,601)

Written Options		Coupon Rate (%)	Number of Contracts	Expiration Date	Strike Price ($)	Value ($)
Call Options
GNSF Call Option		5.5	25,000,000	10/11/2007	95.6	(132,813)
GNSF Call Option		5.0	25,000,000	9/12/2007	94	(181,641)
GNSF Call Option		5.0	25,000,000	8/14/2007	95	(13,062)
GNSF Call Option		5.5	50,000,000	11/13/2007	97.8	(230,469)
GNSF Call Option		5.5	25,000,000	8/14/2007	99.8	(61)
GNSF Call Option		5.5	25,000,000	10/11/2007	97.8	(117,188)
GNSF Call Option		6.0	25,000,000	10/11/2007	98.9	(328,125)
GNSF Call Option		5.5	25,000,000	9/12/2007	97.5	(2,075)
Total Call Options						(1,005,433)
Put Options
GNSF Put Option		5.5	25,000,000	9/12/2007	96.5	(4,578)
GNSF Put Option		5.5	25,000,000	10/11/2007	98.4	(312,500)
GNSF Put Option		5.0	25,000,000	10/11/2007	95.8	(312,500)

GNSF Put Option	5.0	25,000,000	10/11/2007	94	(117,187)
Total Put Options					(746,765)

Total Written Options (Premiums received $1,985,352)					(1,752,198)

GNSF: Government National Single Family

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Government Securities Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS U.S. Government Securities Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 14, 2007